Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfadivcapincind-20150701_SupplementTextBlock

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
Wells Fargo Advantage Index Asset Allocation Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Income Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Asset Allocation Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.63%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.58%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund

After:
1 Year	$ 97
3 Years	$ 331
5 Years	$ 583
10 Years	$1,306
Diversified Income Builder Fund

After:
1 Year	$ 92
3 Years	$ 308
5 Years	$ 543
10 Years	$1,216
Index Asset Allocation Fund

After:
1 Year	$ 92
3 Years	$ 323
5 Years	$ 574
10 Years	$1,290

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.78%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Income Builder Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.71%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund

After:
1 Year	$ 80
3 Years	$ 260
5 Years	$ 456
10 Years	$1,021
Diversified Income Builder Fund

After:
1 Year	$ 73
3 Years	$ 236
5 Years	$ 413
10 Years	$ 927

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
Wells Fargo Advantage Index Asset Allocation Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.64%	0.64%	0.64%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.16%	1.91%	1.91%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.16%	1.91%	1.91%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class A, 1.95% for Class B and 1.95% Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Income Builder Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.08%	1.83%	1.83%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.08%	1.83%	1.83%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Asset Allocation Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.63%	0.63%	0.63%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.15%	1.90%	1.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.58%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Diversified Capital Builder Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$690	$698	$298	$198	$198
3 Years	$926	$904	$604	$604	$604
5 Years	$1,180	$1,235	$1,035	$1,035	$1,035
10 Years	$1,906	$1,950	$2,236	$1,950	$2,236
Diversified Income Builder Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$679	$686	$286	$186	$186
3 Years	$899	$876	$576	$576	$576
5 Years	$1,136	$1,190	$990	$990	$990
10 Years	$1,816	$1,859	$2,148	$1,859	$2,148
Index Asset Allocation Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$919	$897	$597	$597	$597
5 Years	$1,172	$1,226	$1,026	$1,026	$1,026
10 Years	$1,892	$1,935	$2,222	$1,935	$2,222

(Administrator Class) | (Wells Fargo Advantage Diversified Capital Builder Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Diversified Capital Builder Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.08%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	583
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,306
(Administrator Class) | (Wells Fargo Advantage Diversified Income Builder Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Diversified Income Builder Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[4]	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.00%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,216
(Administrator Class) | (Wells Fargo Advantage Index Asset Allocation Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Index Asset Allocation Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[5]	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.07%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,290
(Institutional Class) | (Wells Fargo Advantage Diversified Capital Builder Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Diversified Capital Builder Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.83%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,021
(Institutional Class) | (Wells Fargo Advantage Diversified Income Builder Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Diversified Income Builder Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[7]	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.75%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 927
(Classes A, B and C) | (Wells Fargo Advantage Diversified Capital Builder Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Diversified Capital Builder Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,906
(Classes A, B and C) | (Wells Fargo Advantage Diversified Capital Builder Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.91%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,950
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	604
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,035
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,950
(Classes A, B and C) | (Wells Fargo Advantage Diversified Capital Builder Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[8]	rr_ManagementFeesOverAssets	0.64%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.91%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	604
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,236
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	604
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,035
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,236
(Classes A, B and C) | (Wells Fargo Advantage Diversified Income Builder Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Diversified Income Builder Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.08%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 679
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	899
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,816
(Classes A, B and C) | (Wells Fargo Advantage Diversified Income Builder Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.83%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,859
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,859
(Classes A, B and C) | (Wells Fargo Advantage Diversified Income Builder Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[10]	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.83%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,148
(Classes A, B and C) | (Wells Fargo Advantage Index Asset Allocation Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Index Asset Allocation Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,892
(Classes A, B and C) | (Wells Fargo Advantage Index Asset Allocation Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.90%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	897
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,226
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,935
(Classes A, B and C) | (Wells Fargo Advantage Index Asset Allocation Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[11]	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.90%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[3]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,222

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[3]	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[5]	The management fee is 0.58%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[6]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[7]	The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[8]	The management fee is 0.59%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[9]	The Adviser has contractually committed through January 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class A, 1.95% for Class B and 1.95% Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The management fee is 0.50%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[11]	The management fee is 0.58%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.